As filed with the Securities and Exchange Commission on March 3, 1999.

------------------------------------------------------------------------------

                                                             File Nos. 33-35412
                                                                       811-6116

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         POST-EFFECTIVE AMENDMENT NO. 20

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                AMENDMENT NO. 21

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     CHRISTINE A. EDWARDS, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS              MORGAN STANLEY DEAN WITTER
1050 CONNECTICUT AVE., NW, SUITE 825         1585 BROADWAY, 38TH FLOOR
WASHINGTON, DC 20036                         NEW YORK, NEW YORK 10036


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     __ immediately  upon filing pursuant to paragraph (b) of Rule 485
     __ on (date)  pursuant to  paragraph  (b) of Rule 485
      X 60 days after filing pursuant to paragraph (a)(1) of Rule 485 __ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the Northbrook Variable Annuity Account II under Deferred Variable Annuity Contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of amending the registration statement to reflect (a) the addition of a new death benefit option that Registrant proposes to make available under the contracts described in the registration statement on or about May 1, 1999 and
(b) the reservation of the right to restrict transfers in certain circumstances. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein. Prior to May 1, 1999, Registrant intends to file a subsequent post-effective amendment, including revised prospectuses and a statement of additional information, that will incorporate the changes set out in this Amendment.

PART A
------
Each prospectus contained in the registration statement is amended as follows:


1. The sections entitled "Introduction" (at question 6) and "Mortality and Expense Risk Charge" shall include the following sentence:

          We assess an additional Mortality and Expense Risk Charge of 0.24% for Contracts with the optional Death Benefit Combination Provision because of the additional mortality risks we assume under that Provision.



2. The heading "Separate Account Annual Expenses" in the fee table shall include the following column:

         (AssetManager Contract)
                                                   With Optional Death Benefit
                                                      Combination Provision
                                                   ---------------------------

         Mortality and Expense Risk Charge.........        1.73%
         Administrative Expense Charge.............         .10%
         Total Separate Account Annual Expenses....        1.83%

         (Variable Annuity II Contract)

                                                   With Optional Death Benefit
                                                      Combination Provision
                                                   ---------------------------

          Mortality and Expense Risk Charge........        1.49%
          Administrative Expense Charge............         .10%
          Total Separate Account Annual Expenses...        1.59%


3. The examples following the fee table shall include the following chart (to be completed by amendment):


         (With Optional Death Benefit Combination Provision )

         Name of Sub-Account                1 Year  3 Years  5 Years  10 Years
         -------------------                ------  -------  -------  --------



4. The section entitled "Benefits Under the Contracts - Death Benefits Prior to the Payout Start Date" shall include the following discussion:

          If you select the optional Death Benefit Combination Provision, the death benefits payable will be the greater of the death benefits provided by the Enhanced Death Benefit (calculated until the Contract owner's 85th birthday) and the Performance Death Benefit (calculated until the oldest Contract owner, or annuitant if the Contract owner is a non-natural person, attains age 85).

5.   The section entitled "Transfers" shall include the following disclosure:

          For Contracts issued after May 1, 1999, we reserve the right to limit transfers among Sub-Accounts of the Variable Account if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may restrict transfers by taking such steps as:

          o    imposing a minimum time period between each transfer,

          o refusing to accept transfer requests of an agent acting under a power-of-attorney on behalf of more than one Contract owner, or

          o limiting the dollar amount that a Contract owner may transfer between the Sub-Accounts and the Fixed Account at any one time.

          We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

PART B
------

The statement of additional information contained in the registration statement is amended as follows:


1. The section entitled "Performance Data" shall include the following sentence:

          The Death Benefit Combination Provision was first made available on May 1, 1999. Accordingly, performance figures for Contracts with the Death Benefit Combination Provision for periods prior to that time are based on the actual historical performance of the Sub-Accounts or Portfolios, adjusted to reflect the fee associated with the Provision.



2. The sections entitled "Standardized Total Return" shall include the following chart (to be completed by amendment):


          (WITH OPTIONAL DEATH BENEFIT COMBINATION PROVISION)

                                                         10-Years Or Since
          Sub-Account                1 Year    5-Years   Inception (If Less)***
          -----------                ------    -------   ----------------------





          ***Contracts with the optional Death Benefit Combination Provision first became available for all Sub-Accounts on May 1, 1999. We have restated the performance information shown in the table to reflect the charges under the Contracts that would have applied had the Contracts been available for the periods shown.




3. The sections entitled "Adjusted Historical Performance" and "Other Total Return" shall include the following chart (to be completed by amendment):



          (WITH OPTIONAL DEATH BENEFIT COMBINATION PROVISION)

          Sub-Account and Date
          of Inception of                                10-Years Or Since
          Corresponding Portfolio      1 Year   5-Years  Inception (If Less)***
          -----------------------      ------   -------  ----------------------


          ***Contracts with the optional Death Benefit Combination Provision first became available for all Sub-Accounts on May 1, 1999. We have restated the performance information shown in the table to reflect the charges under the Contracts that would have applied had the Contracts been available for the periods shown.

PART C
------

Part C is hereby amended to include the following exhibits:


Item 24(b). EXHIBITS

(4)       Form of Contract Riders

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 3rd day of March, 1999.

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

(SEAL)
Attest:

/s/BRENDA D. SNEED                     By: /s/MICHAEL J. VELOTTA
-----------------------                    --------------------------
Brenda D. Sneed                            Michael J. Velotta
Assistant Secretary                        Vice President, Secretary and
and Assistant General Counsel              General Counsel

As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 3rd day of March, 1999.

*/LOUIS G. LOWER, II                Chairman of the Board of Directors
--------------------                 and Chief Executive Officer
Louis G. Lower, II                   (Principal Executive Officer)


/s/MICHAEL J. VELOTTA               Vice President, Secretary, General Counsel
---------------------                and Director
Michael J. Velotta


*/PETER H. HECKMAN                  President, Chief Operating Officer
------------------                   and Director
Peter H. Heckman


*/JOHN R. HUNTER                    Assistant Vice President and Director
----------------
John R. Hunter


*/KEVIN R. SLAWIN                   Vice President and Director
-----------------                   (Principal Financial Officer)
Kevin R. Slawin


*/CASEY J. SYLLA                    Chief Investment Officer and Director
----------------
Casey J. Sylla


*/KEITH A. HAUSCHILDT               Assistant Vice President and Controller
---------------------               (Principal Accounting Officer)
Keith A. Hauschildt


*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.

                                  EXHIBIT LIST

The following exhibit is filed herewith:

EXHIBIT NO.                DESCRIPTION

(4)                     Form of Contract Riders
(23)(b)                 Consent of Attorneys